Capital and Reserves	12 Months Ended
Mar. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Capital and Reserves
26)	CAPITAL AND RESERVES
A.	Share Capital and Share Premium

	Ordinary Shares*			Class B Shares*
Particulars	Number	Share capital	Share premium	Number	Share capital	Share premium
Balance as at April 1, 2016	41,706,428	21	248,732	—	—	—
Own shares acquired	(144,131)	—	—	—	—	—
Shares issued during the year on exercise of share based awards	873,834	1	18,275	—	—	—
Reissue of own shares on conversion of convertible notes	659,939	—	999	—	—	—
Issue of ordinary shares on conversion of convertible notes	9,197,089	5	148,101	—	—	—
Issued in business combination	413,035	—	12,493	38,971,539	19	1,178,773
Balance as at March 31, 2017	52,706,194	27	428,600	38,971,539	19	1,178,773
Balance as at April 1, 2017	52,706,194	27	428,600	38,971,539	19	1,178,773
Shares issued during the period on exercise of share based awards	1,137,232	1	27,462	—	—	—
Issue of ordinary shares in placement offer, net of issuance costs	5,500,000	3	195,514	3,666,667	2	130,342
Balance as at March 31, 2018	59,343,426	31	651,576	42,638,206	21	1,309,115

*	Par value of USD 0.0005 per share

i. Ordinary shares

In October 2016, the Company re-issued 659,939 of its own shares and issued 9,197,089 new ordinary shares upon conversion of convertible notes (refer note 28).

In January 2017, the Company issued 38,971,539 Class B shares and 413,035 ordinary shares as part of the acquisition of Ibibo Group Holdings (Singapore) Pte. Ltd. (‘ibibo Group’) (refer note 7 (a)).

During the fiscal year ended March 31, 2017, the Company purchased 144,131 of its own shares from the open market at the prevailing market price for USD 2,050, including directly attributable costs.

In May 2017, the Company completed a private placement offering of 5,500,000 of its ordinary shares to various investors (including 916,666 of its ordinary shares to an existing shareholder) at a price of USD 36 per share and 3,666,667 Class B shares to an existing shareholder at a price of USD 36 per share. The offering resulted in gross proceeds of USD 330,000 and net proceeds of USD 325,861 to the Company. The Company incurred expenses of USD 4,139 for the issuance of the shares which has been adjusted against the share premium.

The Company presently has ordinary shares and Class B Convertible Ordinary Shares (“Class B Shares”) with par value of $0.0005 per share. The terms of issue generally provide that the Class B Shares issued to any shareholder will have the same powers and relative participation rights as ordinary shares of the Company and shall vote together with ordinary shares as a single class on all matters on which the Company shareholders are entitled to vote, except as required by applicable law. The Class B Shares will be convertible into an equal number of ordinary shares, which shall be fully paid, non-assessable and free of any preemptive rights, of the Company on demand at the election of the holder, and will be automatically converted into an equal number of ordinary shares upon the transfer of Class B Shares to another party.

Mauritius law mandates that any dividends shall be declared out of the distributable profits, after having set off accumulated losses at the beginning of the accounting period and no distribution may be made unless the Group’s board of directors is satisfied that upon the distribution being made (1) the Company is able to pay its debts as they become due in the normal course of business and (2) the value of the Company’s assets is greater than the sum of (a) the value of its liabilities and (b) Company’s stated capital. Should the Company declare and pay any dividends on ordinary shares, such dividends will be paid in USD to each holder of ordinary shares in proportion to the number of shares held to the total ordinary shares outstanding as on that date.

In the event of liquidation of the Company, all preferential amounts, if any, shall be discharged by the Company. The remaining assets of the Company shall be distributed to the holders of Class B shares at par with ordinary shares in proportion to the number of shares held to the total ordinary shares outstanding as on that date.

B.	Nature and purpose of reserves
i.	Foreign currency translation reserve

The translation reserve comprises foreign currency differences arising from the translation of the financial statements of the Indian, Singapore, Malaysia, Hong Kong, the Netherlands, Thailand, U.A.E, Israel, Peru, Colombia and China subsidiaries.

ii.	Fair value reserve

The fair value reserve comprises the cumulative net change in the fair value of available-for-sale financial assets until the assets are derecognised or impaired.

iii.	Share-based payment reserve

Share-based payment reserve comprises the value of equity-settled share based awards provided to employees including key management personnel, as part of their remuneration.

iv.	Reserve for own shares

The reserve for the Company’s treasury shares comprises the cost of the Company’s shares held by the Group.

C. Capital management

Equity share capital and other equity are considered for the purpose of Group’s capital management. The Group’s objective for capital management is to manage its capital so as to safeguard its ability to continue as a going concern and to support the growth of the Group. The capital structure of the Group is based on management’s judgement of its strategic and day-to-day needs with a focus on total equity so as to maintain investors, creditors and market confidence. The funding requirements are met through equity and operating cash. The Group is not subject to any externally imposed capital requirements.